Stock Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Activity for Restricted Stock and Deferred Stock Awards
During 2013, the activity for restricted stock and deferred stock awards was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance at January 1, 2013	9,484,865	$62.44
Granted	2,783,310	88.43
Vested	(3,276,901)	50.02
Forfeited	(171,974)	73.02
Balance at December 31, 2013	8,819,300	$75.05

Stock Option Awards
At December 31, 2013, PMI shares subject to option that remain under the 2008 Plan were as follows:

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2013	36,811	$26.13
Options exercised	(14,097)	22.50
Options cancelled	—	—
Balance/Exercisable at December 31, 2013	22,714	$28.38	0.4 years	$1	million